Employee benefits (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Defined Benefit Plans
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Benefit obligations at beginning of year	1,964,655	1,423,263	1,898,339	1,651,016
Current service cost	80,133	45,581	76,758	49,225
Interest cost	21,666	73,014	26,290	81,411
Remeasurements:
Changes in demographic assumptions	850	1,337	(3,635)	68
Changes in financial assumptions	(74,816)	(16,818)	(181,128)	(48,712)
Other	(2,926)	2,222	(385)	(15,579)
Past service cost	418	(18)	(184)	(3,027)
Plan participants’ contributions	1,143	3,835	1,065	4,355
Benefits paid	(90,283)	(64,789)	(86,871)	(76,204)
Effect of changes in exchange rates and other	(2,501)	183,389	(696)	(20,499)

Benefit obligations at end of year	1,898,339	1,651,016	1,729,554	1,622,053

Fair value of plan assets:
Plan assets at beginning of year	1,840,586	1,109,394	2,128,476	1,284,918
Interest income	21,377	73,033	29,462	57,149
Remeasurement
Actual return on plan assets, excluding interest income	266,101	(30,407)	(66,135)	(33,874)
Employer contributions	47,459	18,252	35,669	19,016
Plan participants’ contributions	1,143	3,835	1,065	4,355
Benefits paid	(47,610)	(34,845)	(47,528)	(42,023)
Effect of changes in exchange rates and other	(579)	145,656	—	(18,305)

Plan assets at end of year	2,128,476	1,284,918	2,081,009	1,271,236

The impact of minimum funding requirement and asset ceiling	268,228	—	572,107	—

Net defined benefit liability (asset)	38,092	366,098	220,652	350,817

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,415,507	1,250,773	1,265,948	1,225,195
Plan assets	(2,128,476)	(1,284,918)	(2,081,009)	(1,271,236)
The impact of minimum funding requirement and asset ceiling	268,228	—	572,107	—

Subtotal	(444,741)	(34,145)	(242,954)	(46,040)

Unfunded defined benefit obligations	482,833	400,243	463,606	396,857

Total	38,092	366,098	220,652	350,817

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	597,641	480,320	562,375	457,193
Other non-current assets (Retirement benefit assets)	(559,550)	(114,222)	(341,723)	(106,376)

Net amount recognized	38,092	366,098	220,652	350,817

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	1.4%	5.2%	2.2%	5.4%

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2024
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	604,210	—	604,210	151,669	—	151,669
Government bonds	135,912	3	135,915	278,982	—	278,982
Bonds (other)	—	92,568	92,568	—	271,917	271,917
Commingled funds	—	521,388	521,388	—	399,742	399,742
Insurance contracts	—	236,216	236,216	—	—	—
Other	288,891	249,288	538,180	17,899	164,708	182,607

Total	1,029,013	1,099,463	2,128,476	448,550	836,367	1,284,918

	Yen in millions
	March 31, 2025
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks . . . . . . . . . . . . . . . . . . . . . .	375,443	—	375,443	128,908	—	128,908
Government bonds . . . . . . . . . . . .	239,849	—	239,849	301,955	—	301,955
Bonds (other) . . . . . . . . . . . . . . . .	2,177	77,768	79,944	—	246,851	246,851
Commingled funds . . . . . . . . . . . .	—	500,917	500,917	—	398,380	398,380
Insurance contracts . . . . . . . . . . . .	—	224,694	224,694	—	—	—
Other . . . . . . . . . . . . . . . . . . . . . . .	400,852	259,310	660,162	44,066	151,076	195,142

Total . . . . . . . . . . . . . . . . . . .	1,018,321	1,062,688	2,081,009	474,929	796,306	1,271,236

Disclosure of Impact of Minimum Funding Requirement and Asset Ceiling
The impact of minimum funding requirement and asset ceiling is as follows:

	Yen in millions
	For the years ended March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	—	—	268,228	—
Interest income	—	—	4,694	—
Remeasurements:
Change in asset ceiling excluding interest income	268,228	—	299,185	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	268,228	—	572,107	—

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	144,307	119,443	119,138	113,268
0.5% increase	(118,737)	(113,734)	(103,296)	(110,060)

Disclosure of Information About Maturity Profile of Defined Benefit Obligation
The weighted average duration of defined benefit obligations are as follows:

	March 31,
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	17.1years	13.7years	16.9years	13.1years